Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	China Zenix Auto International Ltd
Entity Central Index Key	0001506756
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Accounting Standard	IFRS
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	206,500,000
ADR [Member]
Document Information [Line Items]
Trading Symbol	ZXAIY:US
Title of 12(g) Security	American Depositary Shares, each representing four ordinary shares, par value US$0.0001 per share, not listed on an exchange